GOLDMAN SACHS ETF TRUST

Goldman Sachs Future Consumer Equity ETF and

Goldman Sachs Future Planet Equity ETF

(each a “Fund,” and together, the “Funds”)

Supplement dated April 29, 2025, to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”), each dated December 29, 2024

Effective May 1, 2025 (“Effective Date”), Alexis Deladerrière will no longer serve as a portfolio manager for each Fund. In addition, on the Effective Date, Sebastian Gruhn will begin serving as portfolio manager for Goldman Sachs Future Planet Equity ETF.

Raj Garigipati will continue to serve as portfolio manager for each Fund.

Jennifer Sullivan and Sumit Mangal will continue to serve as portfolio managers for Goldman Sachs Future Consumer Equity ETF.

Saurabh Jain will continue to serve as portfolio manager for Goldman Sachs Future Planet Equity ETF.

Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

All references to Mr. Deladerrière in the Summary Prospectuses, Prospectus and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Future Consumer Equity ETF—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Raj Garigipati, Managing Director, has managed the Fund since November 2021; Jennifer Sullivan, Vice President, has managed the Fund since February 2023; and Sumit Mangal, Executive Director, has managed the Fund since January 2024.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Future Planet Equity ETF—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Raj Garigipati, Managing Director, has managed the Fund since July 2021; Saurabh Jain, Vice President, has managed the Fund since May 2023; and Sebastian Gruhn, Vice President, has managed the Fund since May 2025.

The following row is added to the table under the “Service Providers—Fund Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Sebastian Gruhn Vice President	Co-Portfolio Manager – Future Planet Equity ETF	Since 2025	Mr. Gruhn joined the Investment Adviser in 2018. He is a portfolio manager on the Fundamental Equity team.

This Supplement should be retained with your Summary Prospectuses, Prospectus and SAI for future reference.

FTRETFAPRSTK 04-25